Subsequent events	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Subsequent events [Text Block]

NOTE 6 – Subsequent events

In August, 2013, we entered into a promissory note (the “August 2013 Note”) for a principal sum of $555,000 plus accrued and unpaid interest and any other fees. The consideration is up to $500,000, which would produce an original issue discount of $55,000 if all the consideration is received. The lender paid $150,000 upon closing pursuant to the terms of the August 2013 Note. The August 2013 Note has a maturity of one year from the delivery of each payment. The August 2013 Note may be convertible into shares of common stock of our company at any time from 180 days after the date of each payment of consideration, at a conversion price which is 70% of the average of the three lowest closing prices in the 20 trading days previous to the conversion. We may repay the August 2013 Note at any time on or before 90 days from the effective date of the August 2013 Note with an interest rate of 0%, after which we may not make any further payments on the August 2013 Note prior to the maturity date without written approval from the lender. If we elect not to repay the August 2013 Note on or before 90 days from the effective date of the August 2013 Note, a one-time interest charge of 12% will be applied to the principal sum.

In August, 2013, we sold 423,135 units to one investor for gross proceeds of $7,938. Each unit consisted of one common share of our company and one non-transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.0263 until August 2, 2016.

In September, 2013, we sold 2,157,497 units to one investor for gross proceeds of $50,000. Each unit consisted of one common share of our company and one non-transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.0324 until September 5, 2016.

In September, 2013, we granted 7,423,625 stock options to one director and three employees in exchange for services rendered.

In September, 2013, we entered into an agreement to issue 5,023,256 shares of common stock in exchange for services.  We are not obligated to deliver one half of the shares if we do not exercise our option to use the service provider after six months.  The shares are in the process of being issued.

NOTE 14 – Subsequent events

In February, March, April and May, 2013, we issued 29,479,597 shares for gross proceeds of $250,000 related to the investment agreement with Deer Valley Management, LLC.

In February, 2013, we sold 3,448,276 units to one investor for gross proceeds of $40,000. Each unit consisted of one common share and one common share of our company and one non transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.0162 until February 7, 2016.

In February, 2013, we issued 1,526,718 units to one investor in exchange for services performed for the company with a value of $20,000. Each unit consisted of one common share and one common share of our company and one non transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.0183 until February 15, 2016.

In April, 2013, one investor exercised 3,033,618 of the May 2007 common stock purchase warrants using the cashless exercise provision. We issued 2,500,000 shares of common stock and cancelled 533,618 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received.